Goodwill - Impairment charge (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Impairment charge		¥ 22,786
Tianbo Reporting Unit
Goodwill [Line Items]
Impairment charge		¥ 22,800